Average Annual Total Returns - LVIP T Rowe Price 2020 Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	S&P Target Date 2020 Index (reflects no deductions for fees, expenses or taxes) 1 year	S&P Target Date 2020 Index (reflects no deductions for fees, expenses or taxes) 5 years	S&P Target Date 2020 Index (reflects no deductions for fees, expenses or taxes) 10 years
Total	13.27%	8.28%	6.25%	12.99%	8.01%	5.99%	10.24%	8.29%	7.29%